Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 778	₱ 777
Transfers from property and equipment	74
Net gains (losses) from fair value adjustments charged to profit or loss	43	12
Disposals during the year		(11)
Balances at end of the year	895	778
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	607	595
Transfers from property and equipment	70
Net gains (losses) from fair value adjustments charged to profit or loss	51	23
Disposals during the year		(11)
Balances at end of the year	728	607
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	5	6
Net gains (losses) from fair value adjustments charged to profit or loss	(1)	(1)
Balances at end of the year	4	5
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	166	176
Transfers from property and equipment	4
Net gains (losses) from fair value adjustments charged to profit or loss	(7)	(10)
Balances at end of the year	₱ 163	₱ 166